Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income taxes
11.	Income taxes
The Company is a tax exempt company incorporated in the Cayman Islands. Under the laws of Cayman Islands, the Company is not subject to tax on income or capital gain. The Company’s subsidiary established in the British Virgin Islands is tax exempt under the laws of British Virgin Islands, and accordingly, is not subject to tax on income or capital gain.
The Group’s operating subsidiaries, JA Hebei, JA Fengxian, JA Zhabei and JA Yangzhou, are wholly foreign-owned enterprises incorporated in the PRC and subject to PRC Foreign Enterprise Income Tax (“FEIT”) Law before January 1, 2008. Pursuant to FEIT Law, foreign-invested enterprise (“FIEs”) are subject to FEIT at a state tax rate of 30% plus a local tax rate of 3% on PRC taxable income. FIEs are also entitled to be exempted from FEIT for a 2-year period starting from their first profit-making year followed by a 50% reduction of FEIT payable for the subsequent three years, if they fall into the category of production-oriented enterprises with an operational period of more than 10 years in China. Specifically, with respect to income generated by assets acquired by JA Hebei through capital injection made during the fiscal years 2005 and 2006, JA Hebei has received approval from the relevant tax authorities for a two-year enterprise income tax exemption for 2006 and 2007, as well as a 50% enterprise income tax reduction for 2008, 2009 and 2010. With respect to income generated by assets newly acquired by JA Hebei through capital injection made during 2007, JA Hebei has received approval from the relevant tax authorities for a separate two-year enterprise income tax exemption for 2007 and 2008, as well as a 50% enterprise income tax reduction for 2009, 2010 and 2011. No tax holiday was granted with respect to the income generated by assets newly acquired by JA Hebei through capital injection made during 2008. JA Fengxian and JA Yangzhou all have cumulative losses as of December 31, 2008 and their tax holidays were deemed to commence in 2008 and can be utilized until expiry pursuant to the new CIT law (refer to below). JA Zhabei, which is not a production-oriented enterprise, JA Lianyungang, which was established in 2008, and JA Yangzhou R&D and JA Yangzhou PV, which were established in 2009, JA Donghai and JA Jinglong, which were established/acquired in 2010, are not entitled to the tax holiday.
On March 16, 2007, the National People’s Congress of China enacted a new Corporate Income Tax (“CIT”) law, under which FIEs and domestic companies would be subject to CIT at a uniform rate of 25%. The new CIT law has become effective on January 1, 2008. The grandfathering treatments for unutilized tax holiday are provided for certain qualified FIEs. For those FIEs which have already commenced their qualified tax holidays before 2008, they can continue to enjoy the remaining unutilized tax holidays until expiry. For those qualified old FIEs which have not commenced their tax holidays before 2008 due to cumulative losses, their tax holidays will be deemed to commence in 2008 and can be utilized until expiry. Currently, the Group does not believe the new CIT law will affect the preferential tax treatments (i.e. the unutilized tax holiday) enjoyed by the Group. The CIT law and the Transition Period Implementation Rules did not clearly address the application of the transitional preferential policies to assets acquired through new capital injection made to a qualified entity after March 16, 2007, the date of enactment of the new CIT law. If future guidance is issued by the State Taxation of Administration to clarify this issue and it is determined that capital injection made after March 16, 2007 does not qualify for a separate “two plus three” tax holiday, the tax rate of JA Hebei as well as the income tax liability of JA Hebei for 2008 could increase.
On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a FIE prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10% (lower rate is available under the protection of tax treaties). As a result, if any dividends are declared out of the cumulative retained earnings as of December 31, 2007, they should be exempt from WHT. No dividend was declared in 2008 and 2009. In 2010, JA Hebei declared USD 80 million of dividends out of the cumulative retained earnings as of December 31, 2007 to JA BVI, which are exempt for WHT. Since the Group intend to indefinitely reinvest its earnings to further expand its businesses in mainland China, its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies in the foreseeable future. Undistributed earnings as of December 31, 2008, 2009 and 2010 are considered to be indefinitely reinvested, and therefore, no deferred tax liability was recognized.
No income tax provision has been made for JA HongKong in any period, as the Group did not have assessable profits subject to Hong Kong Profit Tax for the years presented.
The tax benefit/(expense) comprises:

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2008	2009	2010
Current tax	(46,859)	(29,671)	(289,522)
Deferred tax	22,977	21,672	36,815

	(23,882)	(7,999)	(252,707)

Components of deferred tax assets consisted of the following:

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Deferred tax assets:
Temporary differences:
Pre-operating expenses	9,848	12,200
Amortization of intangible assets	385	413
Accrued warranty cost	1,483	4,655
Accrued expenses	—	24,992
Net loss carried forward	33,522	40,700
Depreciation of property and equipment	22,322	45,754
Inventory provision and idle capacity charges	14,630	18,995
Impairment provision for doubtful debtors	9,602	1,008
Impairment provision for advance to suppliers	6,495	13,180
Impairment provision for property and equipment	2,135	10,368
Capitalized interest	(1,214)	(11,914)
Others	—	2,690

Deferred tax assets	99,208	163,041

Less: valuation allowance	(48,990)	(76,174)

Deferred tax assets-net	50,218	86,867

Deferred tax assets are analyzed as:
Current	24,607	45,890
Non-Current	26,825	50,073

	51,432	95,963

Deferred tax liability are analyzed as:
Current	(164)	(998)
Non-Current	(1,050)	(8,098)

	(1,214)	(9,096)

	50,218	86,867

The following table presents the movement of the valuation allowance for deferred tax assets:

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Balance at beginning of the year	13,417	48,990
Allowance made during the year	35,573	27,184
Reversals	—	—

Balance at end of the year	48,990	76,174

The Group has made some portion of valuation allowance against its net deferred tax assets. The Group evaluates a variety of factors in determining the amount of the valuation allowance, including that the Group exited the development stage, its limited earnings history, the tax holiday period, the existence of taxable temporary differences, and near-term earnings expectations. Future reversal of the valuation allowance will be recognized upon the earlier of when the benefit is realized or when it has been determined that it is more likely than not that the benefit will be realized through future earnings.

Reconciliation between the provision for income tax computed by applying the statutory FEIT/CIT and the Group’s effective tax rate:

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2008	2009	2010
PRC enterprise income tax	25%	(25)%	25%
Effect of permanent differences:
Share based compensation and other permanent difference	(95.4)%	13.1%	1.2%
Tax credit associated with domestic fixed asset purchases	—	(6.7)%	0%
Effect of tax holiday and tax differential of certain subsidiaries	(31.3)%	(22.6)%	(11.5)%
Effect of tax rate change	3.5%	13.3%	(0.4)%
Valuation allowance	1.9%	32.1%	(1.8)%

	(96.3)%	4.2%	12.5%

The aggregate amount and per share effect of the tax holiday are as follows:

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2008	2009	2010
The aggregate dollar effect	209,844	86,710	274,886
Per share effect-basic	1.34	0.54	1.69

Per share effect-diluted	1.25	0.54	1.61

The Group adopted the provisions of ASC 740, Income Taxes. The Group has performed assessment on its tax positions related to ASC 740, and concluded that the adoption of ASC 740 did not have any material impact on the Group’s financial position as of December 31, 2009 and 2010.